Income taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Current tax	€ (1,301)	€ (5,928)	€ (1,738)
Deferred tax	3,104	(3,685)	1,166
Income taxes	€ 1,803	€ (9,613)	€ (572)